Application Of New and Revised International Financial Reporting Standards ("IFRS") (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of initial application of standards or interpretations
The table below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at 1 July 2018.

	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39 £’000	New carrying amount under IFRS 9 £’000
Financial assets
Trade and other receivables	Loans and receivables	Amortised cost	£65,917	£65,917
Cash and cash equivalents	Loans and receivables	Amortised cost	70,172	70,172
Total financial assets			£136,089	£136,089
Financial liabilities
Current borrowings	Other financial liabilities	Other financial liabilities	£21	£21
Trade and other payables	Other financial liabilities	Other financial liabilities	48,502	48,502
Contingent consideration	Other financial liabilities	Other financial liabilities	1,244	1,244
Deferred consideration	Other financial liabilities	Other financial liabilities	1,516	1,516
Other liabilities	Other financial liabilities	Other financial liabilities	113	113
Total financial liabilities			£51,396	£51,396